TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement Dated June 9, 2015 to the Retail Prospectus and Summary Prospectus Dated March 31, 2015

Effective June 9, 2015, the "Fees and Expenses" and "Example" sections of the Retail Prospectus and Summary Prospectus are supplemented and superseded by the information below:

FEES AND EXPENSES:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the "Waivers and/or Reductions of Charges" section on page 26 of the fund's prospectus and in the fund's statement of additional information (SAI) under the heading "Purchase of Shares."

Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	A	I
Management fees	1.22%	1.22%
Distribution and service (12b-1) fees	0.25%	0.00%
Other expenses[1]	0.40%	0.40%
Total annual fund operating expenses	1.87%	1.62%
Fee waiver and/or expense reimbursement[2]	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.81%	1.56%

[1]	"Other expenses" have been restated to reflect current expenses, including expenses related to borrowings by the fund.
[2]	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc. ("TAM"), through March 31, 2016 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.35%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund's business. These arrangements cannot be terminated prior to March 31, 2016 without the Board of Trustees' consent. TAM is entitled to recapture amounts waived and/or reimbursed to a class during any of the previous 36 months if the class's total annual operating expenses have fallen to a level below the limit described above.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years
A	$724	$1,100
I	$159	$505

Effective June 9, 2015, the "Principal Investment Strategies" section of the Retail Prospectus and Summary Prospectus and the "More on The Fund's Strategies and Investments—Transamerica Event Driven" section of the Retail Prospectus are supplemented and superseded by the information below:

The fund's sub-adviser, Advent Capital Management, LLC (the "sub-adviser"), normally invests the fund's assets in securities of companies the sub-adviser believes are involved in a corporate or special situation event. These events may include stock repurchase programs, spin-offs, asset sales, restructurings, merger and acquisition opportunities, security mispricings due to market volatility (such as geopolitical unrest), earnings related opportunities, opportunities dependent on specific economic climates, and investments driven by special features in bond indentures (such as ratchet clauses and poison puts). The fund may invest in a variety of securities within a company's capital structure, including, but not limited to, debt instruments, convertible securities, preferred securities, equity securities and warrants. Such securities may be senior or subordinated securities.

In executing this strategy, the fund seeks to capture the price difference between a security's current market price and the anticipated value to be delivered through the successful completion of an extraordinary corporate transaction or a unique event-driven opportunity. Intensive fundamental and security valuation analysis is applied by the sub-adviser to identify value, calculate rates of return, monitor investment thesis progress, and manage risk. The sub-adviser utilizes fundamental research to select investments and focuses on the most optimal implementation of its fundamental views in the current market environment. The fund will generally invest in transactions with identifiable time-frames and high expected returns.

In order to participate in a known corporate event or catalyst, the sub-adviser may take long or short positions in the securities of a company based on fundamental research, which may include valuation, anticipated earnings releases, technical trading characteristics, and specific corporate events (such as strikes, contract awards, FDA approvals, new product announcements, industry dynamics, or the effects of news from a competitor).

The fund may employ leverage by borrowing up to one-third of the fund's total assets (including the amount borrowed) to purchase investments and for other purposes. The fund's borrowings may be secured or unsecured. The fund also may use derivative instruments, such as swaps, credit derivatives, financial futures and options for investment purposes. Certain derivatives used by the fund may have a leveraging effect, and the fund may use derivatives in addition to or instead of borrowing. Leverage may be used significantly in the fund's investment strategy. The fund also may use derivatives to try to hedge investment risks.

When the fund borrows and/or uses derivatives with a leveraging effect, changes in the value of the fund's investments will have a larger effect on its share price than if it did not borrow and/or use derivatives. Other risks also are magnified. There are costs associated with borrowing (for example, interest payments, origination fees and related expenses) which may exceed the income or gains received from securities purchased with borrowed money, and investments purchased with borrowed money may be worth less than the money borrowed. The fund may have to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to lenders or to comply with the borrowing restrictions imposed by applicable law.

The fund will invest primarily in companies in developed markets, but may invest up to 20% of its assets in companies located in emerging markets. The fund may invest without limit in companies in non-U.S. developed markets and in lower investment grade and non-investment grade fixed income securities (commonly known as "junk bonds"). The sub-adviser expects the average duration of the fixed income securities within the fund's portfolio, including the negative duration of short positions in fixed income securities, to be between 3 and 4 years. The fund may invest in companies of any capitalization.

The fund may have a portfolio turnover rate that is significantly higher than a comparable fund.

The fund is non-diversified.

Investors Should Retain this Supplement for Future Reference

June 9, 2015